                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08594
                                                      ---------

                           Special Equities Portfolio
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

SPECIAL EQUITIES PORTFOLIO as of December 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.9%

SECURITY                                                     SHARES          VALUE
---------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.2%

Armor Holdings, Inc.(1)                                        15,725   $       413,725
Esterline Technologies Corp.(1)                                 7,000           186,690
United Defense Industries, Inc.(1)                              1,600            51,008
---------------------------------------------------------------------------------------
                                                                        $       651,423
---------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.1%

BorgWarner, Inc.                                                4,400   $       374,308
Pep Boys - Manny, Moe & Jack (The)                             13,034           298,088
Wabash National Corp.(1)                                       17,500           512,750
---------------------------------------------------------------------------------------
                                                                        $     1,185,146
---------------------------------------------------------------------------------------

BANKS -- 1.4%

Franklin Bank Corp.(1)                                            200   $         3,800
PrivateBancorp, Inc.                                            3,400           154,768
Santander BanCorp                                               7,200           175,320
W Holding Co., Inc.                                            22,644           421,405
---------------------------------------------------------------------------------------
                                                                        $       755,293
---------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.3%

UnitedGlobalCom, Inc., Class A(1)                              17,800   $       150,944
---------------------------------------------------------------------------------------
                                                                        $       150,944
---------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 7.4%

Cumulus Media, Inc., Class A(1)                                23,200   $       510,400
Emmis Communications Corp., Class A(1)                         19,300           522,065
Lin TV Corp., Class A(1)                                       14,000           361,340
Radio One, Inc.(1)                                             26,800           517,240
Salem Communications Corp., Class A(1)                            800            21,696
Sinclair Broadcast Group, Inc., Class A(1)                     35,500           529,660
XM Satellite Radio Holdings, Inc., Class A(1)                  63,100         1,663,316
---------------------------------------------------------------------------------------
                                                                        $     4,125,717
---------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 3.0%

D.R. Horton, Inc.                                               9,000   $       389,340
Dycom Industries, Inc.(1)                                       6,200           166,284
JLG Industries, Inc.                                           11,625           177,049
Joy Global, Inc.                                               20,050           524,307
Martin Marietta Materials, Inc.                                 4,100           192,577
Standard-Pacific Corp.                                          5,100           247,605
---------------------------------------------------------------------------------------
                                                                        $     1,697,162
---------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.4%

Texas Industries, Inc.                                          5,300   $       196,100
---------------------------------------------------------------------------------------
                                                                        $       196,100
---------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.9%

eFunds, Corp.(1)                                               18,950   $       328,782
LECG Corp.(1)                                                   8,800           201,432
Lionbridge Technologies, Inc.(1)                               33,100           318,091
Navigant Consulting, Inc.(1)                                   10,600           199,916
Satyam Computer Services Ltd. ADR                              19,900           583,667
---------------------------------------------------------------------------------------
                                                                        $     1,631,888
---------------------------------------------------------------------------------------

CHEMICALS -- 0.7%

Agrium, Inc.                                                   12,300   $       202,458
FMC Corp.(1)                                                    5,600           191,128
---------------------------------------------------------------------------------------
                                                                        $       393,586
---------------------------------------------------------------------------------------

COAL -- 1.3%

Arch Coal, Inc.                                                10,600   $       330,402
Fording Canadian Coal Trust                                     5,800           206,016
Massey Energy Co.                                               9,100           189,280
---------------------------------------------------------------------------------------
                                                                        $       725,698
---------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.8%

CoStar Group, Inc.(1)                                          10,200   $       425,136
---------------------------------------------------------------------------------------
                                                                        $       425,136
---------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.7%

Avocent Corp.(1)                                                6,800   $       248,336
Foundry Networks, Inc.(1)                                      21,300           582,768
Ixia(1)                                                        10,125           118,462
---------------------------------------------------------------------------------------
                                                                        $       949,566
---------------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 0.4%

Electronics for Imaging(1)                                      7,900   $       205,558
---------------------------------------------------------------------------------------
                                                                        $       205,558
---------------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.4%

Anteon International Corp.(1)                                   3,000   $       108,150
Cognizant Technology Solutions Corp.(1)                        17,300           789,572
DigitalNet Holdings, Inc.(1)                                   22,600           440,700
---------------------------------------------------------------------------------------
                                                                        $     1,338,422
---------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                     SHARES          VALUE
---------------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.5%

Ascential Software Corp.(1)                                    13,100   $       339,683
Aspect Communications Corp.(1)                                  9,950           156,812
Aspen Technology, Inc.(1)                                      27,000           277,020
Callidus Software, Inc.(1)                                     16,225           287,020
RADWARE Ltd.(1)                                                 7,325           199,606
Tumbleweed Communications Corp.(1)                             18,100           151,678
---------------------------------------------------------------------------------------
                                                                        $     1,411,819
---------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.3%

Regis Corp.                                                     3,550   $       140,296
---------------------------------------------------------------------------------------
                                                                        $       140,296
---------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.5%

Greif, Inc.                                                     4,600   $       163,346
Intertape Polymer Group, Inc.(1)                                7,889           100,427
---------------------------------------------------------------------------------------
                                                                        $       263,773
---------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Central European Distribution Corp.(1)                          5,600   $       176,960
---------------------------------------------------------------------------------------
                                                                        $       176,960
---------------------------------------------------------------------------------------

DRUGS -- 2.7%

Eon Labs, Inc.(1)                                               5,900   $       300,605
Flamel Technologies SA ADR(1)                                   7,800           208,962
KV Pharmaceutical Co., Class A(1)                               4,800           122,400
Nabi Biopharmaceuticals(1)                                      6,500            82,615
Onyx Pharmaceuticals, Inc.(1)                                   9,075           256,187
Valeant Pharmaceuticals International                          21,500           540,725
---------------------------------------------------------------------------------------
                                                                        $     1,511,494
---------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT -- 1.2%

Engineered Support Systems, Inc.                                5,600   $       308,336
GrafTech International Ltd.(1)                                 26,750           361,125
---------------------------------------------------------------------------------------
                                                                        $       669,461
---------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.9%

Hughes Supply, Inc.                                             3,750   $       186,075
Photon Dynamics, Inc.(1)                                        7,475           300,794
---------------------------------------------------------------------------------------
                                                                        $       486,869
---------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.3%

Advanced Energy Industries, Inc.(1)                             5,850   $       152,392
OmniVision Technologies, Inc.(1)                                7,871           434,873
Sigmatel, Inc.(1)                                               4,800           118,464
---------------------------------------------------------------------------------------
                                                                        $       705,729
---------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.7%

McDermott International, Inc.(1)                               34,700   $       414,665
---------------------------------------------------------------------------------------
                                                                        $       414,665
---------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.8%

Euronet Worldwide, Inc.(1)                                     10,800   $       194,400
First Marblehead Corp., (The)(1)                               12,700           277,876
---------------------------------------------------------------------------------------
                                                                        $       472,276
---------------------------------------------------------------------------------------

FOOD - WHOLESALE / DISTRIBUTION -- 0.3%

Hain Celestial Group, Inc.(1)                                   7,250   $       168,272
---------------------------------------------------------------------------------------
                                                                        $       168,272
---------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.2%

M & F Worldwide Corp.(1)                                       10,000   $       133,600
---------------------------------------------------------------------------------------
                                                                        $       133,600
---------------------------------------------------------------------------------------

GAMING -- 0.7%

Scientific Games Corp.(1)                                      23,425   $       398,459
---------------------------------------------------------------------------------------
                                                                        $       398,459
---------------------------------------------------------------------------------------

HEALTH SERVICES -- 5.1%

Beverly Enterprises, Inc.(1)                                   44,875   $       385,476
Covance, Inc.(1)                                               16,300           436,840
DaVita, Inc.(1)                                                11,900           464,100
Genesis HealthCare Corp.(1)                                    11,350           258,553
Kindred Healthcare, Inc.(1)                                    12,700           660,146
LCA-Vision, Inc.(1)                                             7,700           163,009
Psychiatric Solutions, Inc.(1)                                  9,000           188,100
United Surgical Partners International, Inc.(1)                 8,400           281,232
---------------------------------------------------------------------------------------
                                                                        $     2,837,456
---------------------------------------------------------------------------------------

HOTELS -- 0.3%

Choice Hotels International, Inc.(1)                            5,300   $       186,825
---------------------------------------------------------------------------------------
                                                                        $       186,825
---------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                     SHARES          VALUE
---------------------------------------------------------------------------------------
INSURANCE -- 0.5%

Max Re Capital Ltd.                                            11,400   $       255,816
---------------------------------------------------------------------------------------
                                                                        $       255,816
---------------------------------------------------------------------------------------

INTERNET - SOFTWARE -- 2.0%

Akamai Technologies, Inc.(1)                                   43,200   $       464,400
F5 Networks, Inc.(1)                                           11,250           282,375
Netopia, Inc.(1)                                               11,500           167,670
SupportSoft, Inc.(1)                                           16,900           222,235
---------------------------------------------------------------------------------------
                                                                        $     1,136,680
---------------------------------------------------------------------------------------

INTERNET SERVICES -- 1.1%

Corillian Corp.(1)                                             45,600   $       287,736
Digitas, Inc.(1)                                               22,400           208,768
Infospace, Inc.(1)                                              5,200           119,860
---------------------------------------------------------------------------------------
                                                                        $       616,364
---------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.7%

Knight Trading Group, Inc.(1)                                  27,400           401,136
---------------------------------------------------------------------------------------
                                                                        $       401,136
---------------------------------------------------------------------------------------

MACHINERY -- 0.8%

Thomas Industries, Inc.                                         4,700   $       162,902
UNOVA, Inc.(1)                                                 12,500           286,875
---------------------------------------------------------------------------------------
                                                                        $       449,777
---------------------------------------------------------------------------------------

MANUFACTURING -- 1.7%

Briggs and Stratton Corp.                                       2,600   $       175,240
Harsco Corp.                                                    7,600           333,032
Nordson Corp.                                                   6,875           237,394
Trinity Industries, Inc.                                        6,500           200,460
---------------------------------------------------------------------------------------
                                                                        $       946,126
---------------------------------------------------------------------------------------

MEDICAL - BIOMED / GENETICS -- 5.5%

Applera Corp. - Celera Genomics Group(1)                       12,000   $       166,920
Gen-Probe, Inc.(1)                                             24,375           888,956
Illumina, Inc.(1)                                              27,375           192,994
ImClone Systems, Inc.(1)                                        5,975           236,968
Invitrogen Corp.(1)                                             5,900           413,000
Martek Biosciences, Corp.(1)                                   14,875           966,429
MGI Pharma, Inc.(1)                                             5,300           218,095
---------------------------------------------------------------------------------------
                                                                        $     3,083,362
---------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 4.4%

Align Technology, Inc.(1)                                       7,700   $       127,204
Celgene Corp.(1)                                                5,175           232,978
Dade Behring Holdings, Inc.(1)                                 13,525           483,384
I-Flow Corp.(1)                                                18,400           255,944
I-Stat Corp.(1)                                                10,300           157,590
Kyphon, Inc.(1)                                                38,800           963,404
Wright Medical Group, Inc.(1)                                   8,400           255,696
---------------------------------------------------------------------------------------
                                                                        $     2,476,200
---------------------------------------------------------------------------------------

METALS -- 0.9%

Coeur d'Alene Mines Corp.(1)                                   51,275   $       296,370
Glamis Gold Ltd.(1)                                            11,525           197,308
---------------------------------------------------------------------------------------
                                                                        $       493,678
---------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 6.2%

Allegheny Technologies, Inc.                                   29,900   $       395,278
Cameco Corp.                                                    5,275           303,840
Century Aluminum Co.(1)                                        12,800           243,328
International Steel Group, Inc.(1)                              6,500           253,175
Metal Management, Inc.(1)                                      11,000           406,230
Reliance Steel & Aluminum Co.                                   3,900           129,519
Schnitzer Steel Industries, Inc.                                4,675           282,838
Southern Peru Copper Corp.                                      6,800           320,688
Steel Dynamics, Inc.(1)                                        22,200           521,478
Stillwater Mining Co.(1)                                       38,675           370,120
United States Steel Corp.                                       5,900           206,618
---------------------------------------------------------------------------------------
                                                                        $     3,433,112
---------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 2.2%

CARBO Ceramics, Inc.                                            7,100   $       363,875
Grant Prideco, Inc.(1)                                         21,300           277,326
Matrix Service Co.(1)                                          20,200           366,630
Varco International, Inc.(1)                                   10,100           208,363
---------------------------------------------------------------------------------------
                                                                        $     1,216,194
---------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 4.7%

Comstock Resources, Inc.(1)                                    19,200   $       370,560
Newfield Exploration Co.(1)                                     5,400           240,516
Noble Energy, Inc.                                              4,700           208,821
Patina Oil & Gas Corp.                                          7,900           387,021
Patterson-UTI Energy, Inc.(1)                                   7,400           243,608
Petroleum Development Corp.(1)                                 14,000           331,800

                        See notes to financial statements

SECURITY                                                     SHARES          VALUE
---------------------------------------------------------------------------------------
OIL AND GAS - EXPLORATION AND
  PRODUCTION (CONTINUED)

Southwestern Energy Co.(1)                                     10,600   $       253,340
Swift Energy Co.(1)                                             7,800           131,430
Tom Brown, Inc.(1)                                              8,700           280,575
Westport Resources Corp.(1)                                     6,700           200,062
---------------------------------------------------------------------------------------
                                                                        $     2,647,733
---------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.2%

Caraustar Industries, Inc.(1)                                  15,900   $       219,420
Louisiana-Pacific Corp.(1)                                     12,500           223,500
Universal Forest Products, Inc.                                 6,600           212,388
---------------------------------------------------------------------------------------
                                                                        $       655,308
---------------------------------------------------------------------------------------

PUBLISHING -- 0.2%

Thomas Nelson, Inc.                                             6,700   $       129,511
---------------------------------------------------------------------------------------
                                                                        $       129,511
---------------------------------------------------------------------------------------

REITS -- 0.3%

Highland Hospitality Corp.(1)                                  13,500   $       147,150
---------------------------------------------------------------------------------------
                                                                        $       147,150
---------------------------------------------------------------------------------------

RETAIL -- 1.0%

Linens 'N Things, Inc.(1)                                       8,600   $       258,688
Nu Skin Enterprises, Inc. Class A                              16,150           276,004
---------------------------------------------------------------------------------------
                                                                        $       534,692
---------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.5%

Buffalo Wild Wings, Inc.(1)                                     1,900   $        49,305
Red Robin Gourmet Burgers, Inc.(1)                              7,200           219,168
---------------------------------------------------------------------------------------
                                                                        $       268,473
---------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 7.3%

ASE Test Ltd.(1)                                               17,900   $       267,963
August Technology Corp.(1)                                     27,900           517,545
Diodes, Inc.(1)                                                 8,175           155,325
Fairchild Semiconductor International, Inc.(1)                 17,400           434,478
Lam Research Corp.(1)                                          38,950         1,258,085
LTX, Corp.(1)                                                  26,700           401,301
Mattson Technology, Inc.(1)                                    16,000           195,520
Merix Corp.(1)                                                 22,500           551,925
Tessera Technologies, Inc.(1)                                  16,200           304,722
---------------------------------------------------------------------------------------
                                                                        $     4,086,864
---------------------------------------------------------------------------------------

SOFTWARE SERVICES -- 3.7%

Epicor Software Corp.(1)                                       31,300   $       399,388
FileNET Corp.(1)                                               18,900           511,812
Novell, Inc.(1)                                                36,375           382,665
Transaction Systems Architects, Inc.(1)                        34,300           776,209
---------------------------------------------------------------------------------------
                                                                        $     2,070,074
---------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 0.4%

Sierra Wireless, Inc.(1)                                       14,900   $       229,162
---------------------------------------------------------------------------------------
                                                                        $       229,162
---------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 5.8%

NII Holdings, Inc., Class B(1)                                 10,900   $       813,467
NTL, Inc.(1)                                                   26,634         1,857,722
Philippine Long Distance Telephone Co. ADR(1)                  12,300           214,266
Primus Telecommunications Group, Inc.(1)                       11,300           115,034
Telesystem International Wireless, Inc.(1)                     10,300            85,902
Time Warner Telecom, Inc., Class A(1)                          16,900           171,197
---------------------------------------------------------------------------------------
                                                                        $     3,257,588
---------------------------------------------------------------------------------------

TRANSPORTATION -- 2.7%

Overseas Shipholding Group                                      8,100   $       275,805
Sirva, Inc.(1)                                                  9,825           191,981
Teekay Shipping Corp.                                           5,200           296,556
Yellow Roadway Corp.(1)                                        20,500           741,485
---------------------------------------------------------------------------------------
                                                                        $     1,505,827
---------------------------------------------------------------------------------------

TRAVEL SERVICES -- 0.3%

Orbitz, Inc., Class A(1)                                        7,700   $       178,640
---------------------------------------------------------------------------------------
                                                                        $       178,640
---------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $45,435,524)                                         $    54,629,060
---------------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 1.0%

                                                      PRINCIPAL
                                                      AMOUNT
SECURITY                                              (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.01%, 1/2/04                                         $           576   $       576,000
---------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $576,000)                                         $       576,000
---------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.9%
  (IDENTIFIED COST $46,011,524)                                         $    55,205,060
---------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                  $       613,043
---------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                    $    55,818,103
---------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

                        See notes to financial statements

SPECIAL EQUITIES PORTFOLIO as of December 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $46,011,524)                              $    55,205,060
Cash                                                                                          393
Receivable for investments sold                                                         1,448,764
Interest and dividends receivable                                                           9,525
Tax reclaim receivable                                                                        510
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $    56,664,252
-------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                 $       822,470
Payable to affiliate for Trustees' fees                                                       443
Accrued expenses                                                                           23,236
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $       846,149
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                         $    55,818,103
-------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                           $    46,624,474
Net unrealized appreciation (computed on the basis of identified cost)                  9,193,629
-------------------------------------------------------------------------------------------------
TOTAL                                                                             $    55,818,103
-------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $2,483)                                          $        80,907
Interest                                                                                   29,362
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                           $       110,269
-------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                            $       324,831
Trustees' fees and expenses                                                                 2,974
Custodian fee                                                                              89,659
Legal and accounting services                                                              41,516
Miscellaneous                                                                               3,897
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                    $       462,877
-------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                               $      (352,608)
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
  Investment transactions (identified cost basis)                                 $     9,129,031
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                 $     9,129,031
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                           $     5,707,973
    Foreign currency transactions                                                              93
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              $     5,708,066
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                  $    14,837,097
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $    14,484,489
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                   YEAR ENDED           YEAR ENDED
IN NET ASSETS                                         DECEMBER 31, 2003    DECEMBER 31, 2002
--------------------------------------------------------------------------------------------
From operations --
    Net investment loss                               $        (352,608)   $        (363,940)
    Net realized gain (loss)                                  9,129,031          (17,238,346)
    Net change in unrealized
      appreciation (depreciation)                             5,708,066           (8,991,617)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                   $      14,484,489    $     (26,593,903)
--------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                     $      11,597,667    $      18,818,691
    Withdrawals                                             (21,022,395)         (24,328,650)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
    FROM CAPITAL TRANSACTIONS                         $      (9,424,728)   $      (5,509,959)
--------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 $       5,059,761    $     (32,103,862)
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                  $      50,758,342    $      82,862,204
--------------------------------------------------------------------------------------------
AT END OF YEAR                                        $      55,818,103    $      50,758,342
--------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                               YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
    Expenses                                              0.89%          0.82%          0.75%          0.74%          0.76%
    Net investment loss                                  (0.68)%        (0.57)%        (0.53)%        (0.23)%        (0.32)%
Portfolio Turnover                                         292%           188%            92%           136%           103%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                          31.90%        (32.40)%       (23.40)%           --             --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)             $   55,818     $   50,758     $   82,862     $  104,429     $  107,823
--------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

SPECIAL EQUITIES PORTFOLIO as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sales prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

     C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, no credit balances were used to reduce the Portfolio's custodian fee.

     E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

     F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2003, the fee amounted to $324,831. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

3    INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than short-term obligations, aggregated $145,588,068 and $154,020,490, respectively, for the year ended December 31, 2003.

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                                             $    46,254,038
     --------------------------------------------------------------------------
     Gross unrealized appreciation                              $     9,227,462
     Gross unrealized depreciation                                     (276,440)
     --------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                $     8,951,022
     --------------------------------------------------------------------------

     The net unrealized appreciation on foreign currency was $93 at December 31, 2003.

5    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

SPECIAL EQUITIES PORTFOLIO as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE SPECIAL EQUITIES FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Special Equities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                     IN FUND COMPLEX
      NAME AND           TRUST AND     LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO    SERVICE          DURING PAST FIVE YEARS         TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz    Trustee       Since 1998      Chairman, President and            193               Director of National
11/28/59                                               Chief Executive Officer of                           Financial Partners
                                                       National Financial Partners
                                                       (financial services
                                                       company) (since April
                                                       1999). President and Chief
                                                       Operating Officer of John
                                                       A. Levin & Co. (registered
                                                       investment advisor) (July
                                                       1997 to April 1999) and a
                                                       Director of Baker, Fentress
                                                       & Company, which owns John
                                                       A. Levin & Co. (July 1997
                                                       to April 1999). Ms.
                                                       Bibliowicz is an interested
                                                       person because of her
                                                       affiliation with a
                                                       brokerage firm.

James B. Hawkes          Trustee     Trustee of the    Chairman, President and            195                  Director of EVC
11/9/41                                Trust since     Chief Executive Officer
                                      1989; of the     of BMR, EVC, EVM and EV;
                                     Portfolio since   Director of EV; Vice
                                          1992         President and Director of
                                                       EVD. Trustee and/or officer
                                                       of 195 registered
                                                       investment companies in the
                                                       Eaton Vance Fund Complex.
                                                       Mr.Hawkes is an interested
                                                       person because of his
                                                       positions with BMR, EVM,
                                                       EVC and EV, which are
                                                       affiliates of the Fund and
                                                       the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Trustee     Trustee of the    Jacob H. Schiff Professor          195            Director of Tiffany & Co.
2/23/35                                Trust since     of Investment Banking                              (specialty retailer) and
                                      1989; of the     Emeritus, Harvard                                         Telect, Inc.
                                     Portfolio since   University Graduate School                            (telecommunication
                                          1993         of Business Administration.                            services company)

William H. Park          Trustee       Since 2003      President and Chief                192                       None
9/19/47                                                Executive Officer, Prizm
                                                       Capital Management, LLC
                                                       (investment management
                                                       firm) (since 2002).
                                                       Executive Vice President
                                                       and Chief Financial
                                                       Officer, United Asset
                                                       Management Corporation (a
                                                       holding company owning
                                                       institutional investment
                                                       management firms)
                                                       (1982-2001).

Ronald A. Pearlman       Trustee       Since 2003      Professor of Law,                  192                       None
7/10/40                                                Georgetown University Law
                                                       Center (since 1999). Tax
                                                       Partner, Covington &
                                                       Burling, Washington, DC
                                                       (1991-2000).

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                     IN FUND COMPLEX
      NAME AND           TRUST AND     LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO    SERVICE          DURING PAST FIVE YEARS         TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer         Trustee     Trustee of the    President, Chief Executive         195                       None
9/21/35                               Trust since      Officer and a Director of
                                      1989; of the     Asset Management Finance
                                     Portfolio since   Corp. (a specialty finance
                                          1993         company serving the
                                                       investment management
                                                       industry) (since October
                                                       2003). President, Unicorn
                                                       Corporation (an investment
                                                       and financial advisory
                                                       services company) (since
                                                       September 2000). Formerly,
                                                       Chairman, Hellman, Jordan
                                                       Management Co., Inc. (an
                                                       investment management
                                                       company) (2000-2003).
                                                       Formerly, Advisory Director
                                                       of Berkshire Capital
                                                       Corporation (investment
                                                       banking firm) (2002-2003).
                                                       Formerly, Chairman of the
                                                       Board, United Asset
                                                       Management Corporation (a
                                                       holding company owning
                                                       institutional investment
                                                       management firms) and
                                                       Chairman, President and
                                                       Director, UAM Funds (mutual
                                                       funds) (1980-2000).

Lynn A. Stout            Trustee       Since 1998      Professor of Law,                  195                       None
9/14/57                                                University of California at
                                                       Los Angeles School of Law
                                                       (since July 2001).
                                                       Formerly, Professor of Law,
                                                       Georgetown University Law
                                                       Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)                    TERM OF
                               WITH THE                     OFFICE AND
     NAME AND                 TRUST AND                      LENGTH OF                        PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             THE PORTFOLIO                     SERVICE                         DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust              Since 2002          Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                                          Chief Investment Officer of EVM and BMR and
                                                                                 Director of EVC. Chief Executive Officer of
                                                                                 Belair Capital Fund LLC, Belcrest Capital Fund
                                                                                 LLC, Belmar Capital Fund LLC, Belport Capital
                                                                                 Fund LLC and Belrose Capital Fund LLC (private
                                                                                 investment companies sponsored by EVM). Officer
                                                                                 of 54 registered investment companies managed by
                                                                                 EVM or BMR.

Duke E. Laflamme             Vice President                  Since 2001          Vice President of EVM and BMR. Officer of 11
7/8/69                        of the Trust                                       registered investment companies managed by EVM or
                                                                                 BMR.

Thomas H. Luster             Vice President                  Since 2002          Vice President of EVM and BMR. Officer of 15
4/8/62                        of the Trust                                       registered investment companies managed by EVM or
                                                                                 BMR.

Duncan W. Richardson         President of                    Since 2002          Senior Vice President and Chief Equity Investment
10/26/57                     the Portfolio                                       Officer of EVM and BMR. Officer of 42 registered
                                                                                 investment companies managed by EVM or BMR.

Toni Y. Shimura              Vice President                  Since 2003          Vice President of EVM and BMR. Previously, Senior
2/3/52                      of the Portfolio                                     Vice President and Portfolio Manager with
                                                                                 Massachusetts Financial Services Company
                                                                                 (1993-2002). Officer of 3 registered investment
                                                                                 companies managed by EVM or BMR.

Alan R. Dynner                  Secretary                    Since 1997          Vice President, Secretary and Chief Legal Officer
10/10/40                                                                         of BMR, EVM, EVD, EV and EVC. Officer of 195
                                                                                 registered investment companies managed by EVM or
                                                                                 BMR.

Kristin S. Anagnost             Treasurer                   Since 2002(2)        Assistant Vice President of EVM and BMR.
6/12/65                     of the Portfolio                                     Officer of 109 registered investment companies
                                                                                 managed by EVM or BMR.

James L. O'Connor               Treasurer                    Since 1989          Vice President of BMR, EVM and EVD. Officer of
4/1/45                        of the Trust                                       116 registered investment companies managed by
                                                                                 EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                  2003       2002
------------------------------------------------------------
Audit Fees                              $ 30,975   $  27,375

Audit-Related Fees(1)                   $      0   $       0

Tax Fees(2)                             $  5,490   $   5,175

All Other Fees(3)                       $      0   $       0
                                        --------------------

Total                                   $ 36,465   $  32,550
                                        ====================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $ 5,175 and $5,490, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $ 0 and $0 respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

 Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL EQUITIES PORTFOLIO


By:     /S/ Duncan W. Richardson
        ---------------------------
        Duncan W. Richardson
        President


Date:   February 20, 2004
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ Kristin S. Anagnost
        ---------------------------
        Kristin S. Anagnost
        Treasurer


Date:   February 20, 2004
        -----------------


By:     /S/ Duncan W. Richardson
        ---------------------------
        Duncan W. Richardson
        President


Date:   February 20, 2004
        -----------------